Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Schedule of Share Capital Issued and Fully Paid

			Group
	Ordinary shares of £0.10 each		£300m Preference shares of £1,000 each		Total

Issued and fully paid share capital	No.	£m	No.	£m	£m
At 1 January 2020	31,051,768,866	3,105	—	—	3,105
Redemption of preference shares	—	—	—	—	—
At 31 December 2020	31,051,768,866	3,105	—	—	3,105

At 1 January 2018, 31 December 2018 and 1 January 2019	31,051,768,866	3,105	13,780	14	3,119
Redemption of preference shares	—	—	(13,780)	(14)	(14)
At 31 December 2019	31,051,768,866	3,105	—	—	3,105

Summary of Share Premium

	Group
	2020	2019
Share premium	£m	£m
At 1 January and 31 December	5,620	5,620